Income Tax - Schedule Of The Movement In Net Deferred Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred tax liability (asset) [Roll Forward]
Deferred tax liability (asset)	$ 209,187	$ 170,268
Deferred tax credited to profit or loss	100,567	38,919
Deferred tax liability (asset)	309,754	209,187
Deferred tax assets	309,807	209,496
Deferred tax credited to profit or loss	$ (53)	$ (309)